Lease Liabilities - Schedule of Lease Liabilities Secured at Amortised Costs (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jul. 01, 2022
Lease liabilities [abstract]
Opening Balance - July 1	$ 693,623	$ 867,841	$ 793,148
New lease for new property - being rented			854,500
Repayments	(160,040)	(174,218)	(779,807)
Closing Balance - June 30	533,583	693,623	867,841
Current liabilities	171,841	160,040	174,218
Non-current liabilities	361,742	533,583	693,623
Total lease liabilities	$ 533,583	$ 693,623	$ 867,841	$ 693,623